LONG-TERM DEBT LONG-TERM DEBT (Narrative) (Details) - USD ($)	Jan. 01, 2023	Mar. 25, 2022	Jan. 02, 2022	Jun. 30, 2021	Apr. 20, 2021
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 780,000,000		$ 600,000,000
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3% Due April 2022
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 400,000,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 300,000,000
Long-term debt (note 12)	300,000,000
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 1,000,000,000
Term Loan, Interest At Variable U.S. Interest Rate, Payable Monthly
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 300,000,000	$ 300,000,000	$ 300,000,000